Supplementary Cash Flow Information (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
Supplementary Cash Flow Information
Supplementary Cash Flow Information

Net cash paid (received) during the period for interest, net of capitalized interest, and income taxes are presented below:

	Three Months Ended March 31,
	2016	2015
Net cash paid (received) during the period for:
Interest, net of capitalized interest	$4.8	$5.1
Income taxes	(3.4)	—

Included in net cash flows from operations was cash provided by SunCoke Middletown of $20.4 and $29.0 for the three months ended March 31, 2016 and 2015. Consolidated cash and cash equivalents at March 31, 2016 and December 31, 2015, include SunCoke Middletown’s cash and cash equivalents of $7.0 and $7.6. SunCoke Middletown’s cash and cash equivalents have no compensating balance arrangements or legal restrictions, but are not available for our use.

We had capital investments during the three months ended March 31, 2016 and 2015, that had not been paid as of the end of the respective period. These amounts are included in accounts payable and accrued liabilities and have been excluded from the consolidated statements of cash flows until paid. We have included costs incurred by the owner-lessor of the Research and Innovation Center in property, plant and equipment and as a capital lease in the condensed consolidated balance sheets as of March 31, 2016, which represents a non-cash transaction for us. We also granted restricted stock to certain employees and restricted stock units to directors under the SIP. Non-cash investing and financing activities are presented below:

	Three Months Ended March 31,
	2016	2015
Capital investments	$24.5	$18.1
Research and Innovation Center capital lease	9.6	—
Issuance of restricted stock and restricted stock units	1.4	3.4

Supplementary Cash Flow Information

Net cash paid (received) during the period for interest, net of capitalized interest, and income taxes are presented below:

	2015	2014	2013
Net cash paid (received) during the period for:
Interest, net of capitalized interest	$161.3	$121.9	$116.2
Income taxes	0.7	(0.3)	1.2

Included in net cash flows from operations was cash provided by SunCoke Middletown of $87.4, $66.4 and $82.6 for the years ended December 31, 2015, 2014 and 2013. Consolidated cash and cash equivalents at December 31, 2015, and 2014, include SunCoke Middletown’s cash and cash equivalents of $7.6 and $18.2. SunCoke Middletown’s cash and cash equivalents have no compensating balance arrangements or legal restrictions, but is not available for our use.

We had capital investments during the years ended December 31, 2015, 2014 and 2013, that had not been paid as of the end of the respective period. These amounts are included in accounts payable and accrued liabilities and have been excluded from the consolidated statements of cash flows until paid. We also granted restricted stock to certain employees and restricted stock units to directors under the SIP. Non-cash investing and financing activities for the years ended December 31, 2015, 2014 and 2013, are presented below:

	2015	2014	2013
Capital investments	$37.4	$29.5	$10.2
Issuance of restricted stock and restricted stock units	4.1	4.5	3.0